PARTNERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
PARTNERS' CAPITAL
Schedule of Net Asset Values of the different series of Units

December 31, 2013	Net Asset Value	Number of Units	Net Asset Value per Unit

Series A	$102,123,710	116,019,483	$0.8802
Series F	12,470,664	58,670	$212.56
Series G	15,542,406	16,882,395	$0.9206
Series I	1,544,543	1,371,637	$1.1261
Total Partners’ Capital	$131,681,323	134,332,185

December 31, 2012	Net Asset Value	Number of Units	Net Asset Value per Unit

Series A	$220,539,487	230,899,814	$0.9551
Series F	17,551,923	76,090	$230.67
Series G	21,236,500	21,255,467	$0.9991
Series I	2,335,058	1,973,082	$1.1835
Total Partners’ Capital	$261,662,968	254,204,453